Capital and financial risk management - Offsetting of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments held at fair value by fair value hierarchy
Net financial assets per balance sheet	£ 2,727	£ 2,441
Net financial liabilities per balance sheet	(12,633)	(13,738)
Derivative financial liabilities
Financial instruments held at fair value by fair value hierarchy
Gross financial Liabilities	(190)	(206)
Net financial liabilities per balance sheet	(190)	(206)
Related amounts not offset against assets	(68)	(58)
Net amount, Liabilities	(122)	(148)
Derivative financial assets
Financial instruments held at fair value by fair value hierarchy
Gross financial assets	88	94
Net financial assets per balance sheet	88	94
Related amounts not offset against liabilities	68	58
Net amount, Assets	£ 20	£ 36